UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                                THE ADVISORS' INNER CIRCLE FUND




       THE STERLING CAPITAL FUNDS
       ANNUAL REPORT                                          OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                         STERLING CAPITAL SMALL CAP VALUE FUND
                                                STERLING CAPITAL BALANCED FUND




                                    STERLING
                                 CAPITAL FUNDS
                                 -------------




--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Overview of Economic and Market Conditions ................................    1

Statements of Net Assets

     Small Cap Value Fund .................................................    6

     Balanced Fund ........................................................   10

Statements of Operations ..................................................   19

Statements of Changes in Net Assets

     Small Cap Value Fund .................................................   20

     Balanced Fund ........................................................   21

Financial Highlights

     Small Cap Value Fund .................................................   22

     Balanced Fund ........................................................   23

Notes to Financial Statements .............................................   24

Report of Independent Registered Public Accounting Firm ...................   29

Trustees and Officers of The Advisors' Inner Circle Fund ..................   30

Disclosure of Fund Expenses ...............................................   38

Notice to Shareholders ....................................................   40
--------------------------------------------------------------------------------




The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-450-3722; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          OCTOBER 31, 2004

--------------------------------------------------------------------------------
To Our Fellow Shareholders:

OVERVIEW OF ECONOMIC AND MARKET CONDITIONS

From November of last year through the early part of this year, the equity markets and fixed income markets continued to move higher. Stocks were buoyed by strong economic data and improving corporate earnings. Despite the nearly unanimous investor opinion that interest rates would move higher, yields actually fell during the first few months of 2004.

Beginning in the spring higher interest rates became the dominant theme. The first day of April brought an unexpectedly positive employment number, causing interest rates to rise sharply from their historic lows. As the second quarter progressed, the bulk of the economic data was positive and the market began to anticipate a tightening by the Federal Reserve. Alan Greenspan met market expectations on June 30th by raising the Fed's target for short-term rates from 1.00% to 1.25% and signaled that further increases would come at a "measured pace". At each subsequent meeting the Fed raised rates 0.25% to where it stands today at 2.00%.

Heading into the summer months the market was focused not only on the health of the overall economy, but also on energy prices and the risk of terrorism at either of the two political conventions or the Olympics. It came as a great relief that the conventions and the Olympics were conducted without incident. However, the economic news was less positive. Throughout the summer and fall, oil prices were volatile -- surging near an all-time high of $50 per barrel. That, coupled with less certainty in corporate profits, led to a negative period for the stock market.

STERLING CAPITAL SMALL CAP VALUE FUND

The Sterling Capital Small Cap Value Fund returned 17.03% for the year ended October 31, 2004, compared to the Russell 2000 Value Index return of 17.99%. These returns were on top of very strong results posted during fiscal year 2003 reflecting investor appetite for small capitalization companies. Clearly, the significant appreciation experienced within the small cap universe will make stock selection even more critical to investment success in 2005.

Much discussion in recent years has been focused on the topic of corporate governance. In the aftermath of many corporate scandals, several regulatory initiatives have been implemented including Sarbanes-Oxley, Regulation FD, Investment Protection Principals, and a multitude of financial reporting requirements and adjustments.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          OCTOBER 31, 2004

--------------------------------------------------------------------------------
Although regulatory changes will certainly assist in modifying corporate behavior, we continue to believe that shareholders and economic forces provide the strongest catalysts for change.

Sterling's investment process is predicated on detailed company due diligence. A large part of this fundamental analysis is focused on a company's management and an entity's history relative to corporate governance. Because we attempt to purchase business models that generate strong organic cash flows we need to ensure that the stewards of this capital are focused on shareholder wealth creation. Several variables are critical in our analysis of management talent and governance:

   BOARD COMPOSITION often provides a very telling indication of whether a company will be managed for the benefit of its executives or shareholders. We look for boards that claim a diverse mix of senior executives who not only can provide industry guidance but also possess the fortitude to challenge management. Ideally, our boards of directors are chaired by individuals who are not part of the executive management team.

   COMPENSATION of senior management will be the economic incentive that drives corporate decisions. If an incentive plan emphasizes corporate growth an investor can be confident that management will employ strategies aimed at expanding a business. We do not believe that growth alone is the driver of intrinsic value. Rather, returns on the capital invested will dictate whether a business is growing or shrinking its value. Compensation plans need to reward executives who generate solid returns on shareholder capital.

   CAPITAL ALLOCATION represents some of the most significant decisions that a management team and board will make. Acquisitions, capital expenditures, research and development, debt reduction, and share repurchases are just a few of the alternatives available to corporations. Numerous studies have quantitatively identified the economic risks associated with acquisitions. Supported by these studies and our own investment experience we are extremely leery of business models built on acquisition growth strategies.

   FINANCIAL REPORTING provides the tools by which we analyze and make judgements about the companies we buy and sell. Although recent regulatory enhancements and accounting agency rulings have measurably increased reporting requirements, a wide spectrum still exists in corporations' approach to financial reporting. Obviously the relative complexity of each business influences the content and format of its financial reporting. Nevertheless, conservatism and transparency are characteristics we search for in our endless review of financial reports.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          OCTOBER 31, 2004

--------------------------------------------------------------------------------
STERLING CAPITAL BALANCED FUND

The Sterling Capital Balanced Fund had a total return of 11.24% for the year ended October 31, 2004, slightly better than the Balanced Index (60% S&P 500/Barra Value Index/40% Lehman U.S. Aggregate Index) which returned 10.90% during the same period.

LARGE CAP VALUE EQUITIES

The stock portion of the Balanced Fund had a very strong year and returned over 15.1% for the 12 months ended in October. Having a value approach to investing was once again beneficial as value indices outperformed growth indices for the year.

In contrast to the prior year when speculative stocks soared, lower beta (less volatile) stocks including energy, utility and industrial stocks outperformed higher beta stocks. In particular, Norfolk Southern, Black & Decker, ChevronTexaco and Exxon Mobil all returned more than 35% during the last twelve months. Another trend emerged as higher yielding stocks returned more than lower yielding stocks. As we have written in the past, we have always placed importance on financial flexibility and balance sheet strength when making investments, an approach that has worked well over the long-term.

FIXED INCOME

The fixed income portion of the portfolio was up over 4.2% last year even as the Federal Reserve raised short term rates by 1%. The market's anticipation of the Fed's vigilance towards inflation along with the increased terror alert throughout the summer kept long rates down. While we maintained a defensive duration during the year believing higher interest rates were ahead, we added value from sector and security selection and our yield curve decisions. Again this year, the credit sector outperformed Treasuries and government agencies and we benefited due to our overweight in corporate bonds. Within the credit sector, we overweighted the BBB credit sector which benefited from continued spread tightening due to improving economic fundamentals. Along the yield curve, longer term investments returned more than double the intermediate term investments as long term yields declined. By structuring the portfolio in a barbell fashion, our portfolio was able to take advantage of this trend.

We appreciate your continued confidence in Sterling.



Sincerely,

STERLING CAPITAL MANAGEMENT, LLC

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          SMALL CAP VALUE FUND

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE STERLING CAPITAL SMALL CAP VALUE FUND VERSUS THE RUSSEL 2000 VALUE INDEX.(1)

--------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN**
       FOR PERIOD ENDED OCTOBER 31, 2004
--------------------------------------------------
            Annualized   Annualized   Annualized
 One Year     3 Year       5 Year    Inception to
 Return       Return       Return        Date*
--------------------------------------------------
 17.03%      13.38%        12.86%       12.22%
--------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           STERLING CAPITAL
         SMALL CAP VALUE FUND    RUSSELL 2000 VALUE INDEX

1/2/97         $10,000                   $10,000
1997            13,734                    12,609
1998            12,350                    11,640
1999            13,464                    11,723
2000            15,856                    13,751
2001            16,918                    14,955
2002            15,169                    14,576
2003            21,067                    20,449
2004            24,654                    24,128

  * Fund commenced operations on 1/2/97. Index comparisons begin on 12/31/96.

 ** These figures represent past performance. Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost.

(1) The Russell 2000 Value Index contains those Russell 2000 securities which have lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and does not reflect transaction costs.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES
   WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
           A DIRECT INVESTMENT IN AN UNMANAGED INDEX IS NOT POSSIBLE.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          BALANCED FUND

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE STERLING CAPITAL BALANCED FUND VERSUS THE S&P 500/BARRA VALUE INDEX(1) AND THE LEHMAN U.S. AGGREGATE INDEX(2)

--------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN*
       FOR YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------
             Annualized   Annualized   Annualized
 One Year     3 Year       5 Year       10 Year
 Return       Return       Return       Return
--------------------------------------------------
 11.24%       5.82%         3.10%        7.76%
--------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           STERLING CAPITAL     LEHMAN U.S.        S&P 500/BARRA
            BALANCE FUND      AGGREGATE INDEX       VALUE INDEX

10/31/94       $10,000            $10,000             $10,000
10/95           11,423             11,565              12,303
10/96           13,196             12,239              15,331
10/97           16,175             13,331              19,884
10/98           17,240             14,573              22,218
10/99           18,122             14,651              26,442
10/00           19,079             15,720              29,002
10/01           17,820             18,009              23,662
10/02           16,624             19,070              19,929
10/03           18,980             20,006              24,875
10/04           21,113             21,114              28,472

  * These figures represent past performance. Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost.

(1) The S&P 500/BARRA Value Index is a widely-recognized, capitalization weighted index of companies in the S&P 500 with lower book-to-price ratios. The index is unmanaged and does not reflect any transaction costs.

(2) The Lehman U.S. Aggregate Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S
     RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
           A DIRECT INVESTMENT IN AN UNMANAGED INDEX IS NOT POSSIBLE.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                            OCTOBER 31, 2004
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Financials                        21.6%
Consumer Discretionary            16.7%
Materials & Processing            16.2%
Information Technology            13.9%
Technology                         9.8%
Industrials                        8.1%
Consumer Staples                   4.4%
Health Care                        4.0%
Energy                             3.8%
Short-Term Investment              1.5%

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
--------------------------------------------------------------------------------

                                                                              MARKET
                                                               SHARES          VALUE
                                                            ------------   -------------
CONSUMER DISCRETIONARY -- 16.5%
   Bandag ..............................................          22,100    $  1,016,600
   Bandag, Cl A ........................................          53,925       2,270,782
   Big Lots* ...........................................         314,400       3,895,416
   Callaway Golf .......................................         443,425       4,624,923
   Catalina Marketing* .................................         510,650      13,077,746
   Exide Technologies* .................................         258,550       3,834,296
   Pier 1 Imports ......................................         137,400       2,466,330
   Speedway Motorsports ................................         296,450       9,812,495
                                                                            ------------
                                                                              40,998,588
                                                                            ------------
CONSUMER STAPLES -- 4.3%
   American Italian Pasta, Cl A ........................          64,100       1,301,230
   Blyth ...............................................         190,175       5,718,562
   FTI Consulting* .....................................         159,600       2,994,096
   ITT Educational Services* ...........................          18,500         703,185
                                                                            ------------
                                                                              10,717,073
                                                                            ------------
ENERGY -- 3.7%
   Forest Oil* .........................................         146,600       4,471,300
   Oceaneering International* ..........................         134,850       4,793,918
                                                                            ------------
                                                                               9,265,218
                                                                            ------------
FINANCIALS -- 21.4%
   Avatar Holdings* ....................................         106,250       4,646,313
   Commercial Federal ..................................         207,900       5,781,699
   First Financial Bancorp .............................          86,025       1,500,276
   Horace Mann Educators ...............................         237,400       4,035,800
   Infinity Property & Casualty ........................         204,400       6,352,752

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                            OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                               MARKET
                                                               SHARES           VALUE
                                                            ------------   -------------
FINANCIALS -- CONTINUED
   Investment Technology Group* ........................         363,025    $  5,590,585
   Phoenix .............................................         504,200       5,319,310
   Post Properties .....................................         116,600       3,741,694
   Provident Financial Services ........................         121,850       2,193,300
   Raymond James Financial .............................         211,350       5,516,235
   UMB Financial .......................................          68,925       3,546,191
   Waddell & Reed Financial ............................         225,440       4,736,494
                                                                            ------------
                                                                              52,960,649
                                                                            ------------
HEALTH CARE -- 4.0%
   Haemonetics* ........................................         125,075       4,108,714
   LifePoint Hospitals* ................................         176,025       5,706,730
                                                                            ------------
                                                                               9,815,444
                                                                            ------------
INDUSTRIALS -- 8.0%
   Brink's .............................................         183,150       5,879,115
   Crane ...............................................         220,800       6,153,696
   DeVry* ..............................................         112,700       1,645,420
   Tetra Tech* .........................................         467,400       6,141,636
                                                                            ------------
                                                                              19,819,867
                                                                            ------------
INFORMATION TECHNOLOGY -- 13.7%
   Cabot Microelectronics* .............................          55,300       1,992,459
   Commonwealth Telephone Enterprises* .................         240,000      10,951,200
   CSG Systems International* ..........................         477,000       8,018,370
   Earthlink* ..........................................         628,875       6,496,279
   Gartner, Cl A* ......................................         465,600       5,540,640
   Gartner, Cl B* ......................................          82,200         954,342
                                                                            ------------
                                                                              33,953,290
                                                                            ------------
MATERIALS & PROCESSING -- 16.0%
   Acuity Brands .......................................         386,550      10,255,171
   Delta & Pine Land ...................................         414,025      10,897,138
   Rayonier ............................................         227,109      10,764,967
   Tidewater ...........................................         113,050       3,496,636
   Tredegar ............................................         254,725       4,266,644
                                                                            ------------
                                                                              39,680,556
                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                            OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                              MARKET
                                                               SHARES          VALUE
                                                            ------------   -------------
TECHNOLOGY -- 9.7%
   Axcelis Technologies* ...............................         583,550   $   5,018,530
   Belden ..............................................         222,225       4,940,062
   Black Box ...........................................          93,000       3,653,040
   Dendrite International*                                       534,800       7,834,820
   Keane* ..............................................         159,500       2,521,695
                                                                           -------------
                                                                              23,968,147
                                                                           -------------
   TOTAL COMMON STOCK
      (Cost $207,625,485)                                                    241,178,832
                                                                           -------------
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.5%
----------------------------------------------------------------------------------------
                                                                FACE
                                                               AMOUNT
                                                            ------------
REPURCHASE AGREEMENT -- 1.5%
   Morgan Stanley Dean Witter 1.500%, dated
      10/29/04, to be repurchased on
      11/01/04, repurchase price $3,825,442
      (collateralized by U.S. Treasury Bond, par
      value $2,951,224, 3.880%, 01/15/09;
      with a total market value $3,901,754).............      $3,824,964       3,824,964
                                                                            ------------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $3,824,964) ................................                       3,824,964
                                                                            ------------
   TOTAL INVESTMENTS -- 98.8%
      (Cost $211,450,449) ..............................                     245,003,796
                                                                            ------------
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%
----------------------------------------------------------------------------------------
   Payable for Investment Securities Purchased .........                      (1,863,618)
   Payable for Capital Shares Redeemed .................                        (416,466)
   Investment Advisory Fees Payable ....................                        (166,081)
   Administration Fees Payable .........................                         (31,299)
   Trustees' Fee Payable ...............................                          (2,516)
   Other Assets and Liabilities, Net ...................                       5,430,401
                                                                            ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..................                       2,950,421
                                                                            ------------
   NET ASSETS -- 100.0% ................................                    $247,954,217
                                                                            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                            OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------

                                                                               VALUE
                                                                           -------------
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 13,528,634 outstanding shares of beneficial interest .......    $191,186,681
Accumulated net realized gain on investments ...........................      23,214,189
Net unrealized appreciation on investments .............................      33,553,347
                                                                            ------------
NET ASSETS .............................................................    $247,954,217
                                                                            ============
Net Asset Value, Offering and Redemption Price Per Share ...............          $18.33
                                                                            ============

  * NON-INCOME PRODUCING SECURITY.
 CL CLASS



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------
Financials                                  25.2%
U.S. Government & Agency Securities         16.5%
Consumer Discretionary                       8.7%
Industrials                                  8.3%
Energy                                       7.9%
Telecommunications Services                  6.5%
Utilities                                    6.1%
Home Equity Loans                            3.6%
Information Technology                       3.5%
Materials                                    3.0%
U.S. Treasury Obligations                    2.4%
Investment Companies                         2.3%
Short-Term Investment                        2.2%
Consumer Staples                             1.2%
Government Agencies                          1.2%
Health Care                                  0.9%
Transportation                               0.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 60.8%
--------------------------------------------------------------------------------

                                                                              MARKET
                                                               SHARES          VALUE
                                                            ------------   -------------
CONSUMER DISCRETIONARY -- 8.8%
   Altria Group ........................................           3,500    $    169,610
   Black & Decker ......................................           5,000         401,400
   Comcast Special, Cl A* ..............................           8,750         254,100
   Comcast, Cl A* ......................................           9,457         278,981
   Energizer Holdings* .................................             925          42,948
   Fortune Brands ......................................           2,175         158,383
   Home Depot ..........................................          10,350         425,178
   Marriott International ..............................          10,850         591,217
   Target ..............................................           6,475         323,880
   Tribune .............................................           5,450         235,440
   Tyco International ..................................           8,275         257,766
   Walt Disney .........................................           9,750         245,895
                                                                            ------------
                                                                               3,384,798
                                                                            ------------
CONSUMER STAPLES -- 1.2%
   Time Warner* ........................................           3,850          64,064
   Viacom ..............................................          10,625         387,706
                                                                            ------------
                                                                                 451,770
                                                                            ------------
ENERGY -- 7.9%
   ChevronTexaco .......................................          10,980         582,599
   Exxon Mobil .........................................          19,495         959,544
   Marathon Oil ........................................          17,925         683,122

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                              MARKET
                                                               SHARES          VALUE
                                                            ------------   -------------
ENERGY -- CONTINUED
   Royal Dutch Petroleum* ..............................           9,025    $    489,516
   Schlumberger ........................................           5,575         350,890
                                                                            ------------
                                                                               3,065,671
                                                                            ------------
FINANCIALS -- 19.2%
   Allstate ............................................           6,775         325,810
   Bank of America .....................................          11,755         526,506
   Citigroup ...........................................          18,441         818,227
   Franklin Resources ..................................           7,175         434,948
   Freddie Mac .........................................           6,250         416,250
   JPMorgan Chase ......................................          22,774         879,076
   Keycorp .............................................          26,925         904,411
   Metlife .............................................          10,625         407,469
   Morgan Stanley ......................................           7,950         406,166
   Safeco ..............................................          10,225         472,804
   St. Paul Travelers ..................................          12,105         411,086
   Wachovia ............................................          16,275         800,893
   Wells Fargo .........................................          10,225         610,637
                                                                            ------------
                                                                               7,414,283
                                                                            ------------
HEALTH CARE -- 0.9%
   Abbott Laboratories .................................           4,850         206,756
   Baxter International ................................           4,550         139,958
   Hospira* ............................................             485          15,476
                                                                            ------------
                                                                                 362,190
                                                                            ------------
INDUSTRIALS -- 4.3%
   First Data ..........................................           5,325         219,816
   Honeywell International .............................           7,500         252,600
   Illinois Tool Works .................................           5,300         489,084
   Norfolk Southern ....................................          20,425         693,429
                                                                            ------------
                                                                               1,654,929
                                                                            ------------
INFORMATION TECHNOLOGY -- 3.5%
   Applied Materials* ..................................           5,700          91,770
   Hewlett-Packard .....................................          23,416         436,943
   International Business Machines .....................           2,750         246,812
   National Semiconductor* .............................          16,100         268,870
   Texas Instruments ...................................           5,175         126,529
   Unisys* .............................................          17,325         183,991
                                                                            ------------
                                                                               1,354,915
                                                                            ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                              MARKET
                                                               SHARES          VALUE
                                                            ------------   -------------
INVESTMENT COMPANIES -- 2.3%
   iShares Dow Jones US Consumer Cyclical Sector
    Index Fund .........................................           4,800    $    269,184
   iShares Dow Jones US Financial Sector Index Fund ....           6,900         629,280
                                                                            ------------
                                                                                 898,464
                                                                            ------------
MATERIALS -- 3.0%
   Alcoa ...............................................           7,125         231,562
   Dover ...............................................           5,700         223,839
   Praxair .............................................           7,550         318,610
   Thermo Electron* ....................................           7,250         210,250
   Weyerhaeuser ........................................           2,575         161,298
                                                                            ------------
                                                                               1,145,559
                                                                            ------------
TELECOMMUNICATION SERVICES -- 4.2%
   Alltel ..............................................           6,575         361,165
   AT&T ................................................           5,710          97,698
   Motorola ............................................          12,150         209,709
   SBC Communications ..................................          17,060         430,936
   Verizon Communications ..............................          13,575         530,782
                                                                            ------------
                                                                               1,630,290
                                                                            ------------
UTILITIES -- 5.5%
   Duke Energy .........................................          16,100         394,933
   Exelon ..............................................          24,380         965,936
   Southern ............................................          24,275         766,847
                                                                            ------------
                                                                               2,127,716
                                                                            ------------
   TOTAL COMMON STOCK
      (Cost $19,718,692) ...............................                      23,490,585
                                                                            ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 16.6%
--------------------------------------------------------------------------------

                                                                FACE          MARKET
                                                               AMOUNT          VALUE
                                                            ------------   -------------
FHLB -- 0.3%
      3.750%, 08/15/08 .................................       $ 110,000    $    111,296
                                                                            ------------
FHLMC -- 1.9%
      6.625%, 09/15/09 .................................         250,000         283,125
      3.050%, 01/19/07 .................................         290,000         290,296
      3.000%, 12/15/06 .................................         150,000         149,838
                                                                            ------------
                                                                                 723,259
                                                                            ------------
FNMA -- 1.1%
      4.625%, 10/15/14 .................................         275,000         277,174
      3.750%, 05/17/07 .................................         153,000         153,877
                                                                            ------------
                                                                                 431,051
                                                                            ------------
MORTGAGE-BACKED SECURITIES -- 13.3%
   Fannie Mae Pool #775294
      5.500%, 05/01/34 .................................          89,862          91,623
   Fannie Mae Pool #781744
      5.500%, 09/01/34 .................................         318,678         324,921
   Freddie Mac (Gold) Pool #A15596
      5.000%, 11/01/33 .................................         280,103         280,059
   Freddie Mac (Gold) Pool #A16907
      7.000%, 12/01/33 .................................          11,411          12,119
   Freddie Mac (Gold) Pool #A19091
      6.000%, 01/01/34 .................................         153,069         158,676
   Freddie Mac (Gold) Pool #A24888
      6.000%, 07/01/34 .................................         746,591         773,939
   Freddie Mac (Gold) Pool #A25200
      6.000%, 05/01/34 .................................         225,465         233,724
   Freddie Mac (Gold) Pool #B13305
      4.500%, 04/01/19 .................................         370,823         372,236
   Freddie Mac (Gold) Pool #B16393
      5.500%, 09/01/19 .................................         436,850         452,659
   Freddie Mac (Gold) Pool #C01120
      7.000%, 01/01/31 .................................          19,433          20,652
   Freddie Mac (Gold) Pool #C90744
      6.000%, 10/01/23 .................................          90,993          94,804



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- CONTINUED
--------------------------------------------------------------------------------

                                                                FACE          MARKET
                                                               AMOUNT          VALUE
                                                            ------------   -------------
Freddie Mac (Gold) Pool #E89121
   6.000%, 04/01/17 ....................................       $ 249,544    $    262,022
Freddie Mac (Gold) Pool #E89543
   6.500%, 05/01/17 ....................................          50,723          53,748
Freddie Mac (Gold) Pool #G01486
   6.500%, 11/01/32 ....................................          44,842          47,191
Freddie Mac Pool #555876
   5.500%, 10/01/33 ....................................         207,941         212,137
Freddie Mac Pool #555212
   7.000%, 10/01/32 ....................................          81,517          86,652
Freddie Mac Pool #596126
   6.500%, 11/01/26 ....................................         153,271         162,021
Freddie Mac Pool #659940
   7.000%, 07/01/32 ....................................          73,240          77,806
Freddie Mac Pool #675969
   7.500%, 08/01/31 ....................................         194,094         208,292
Freddie Mac Pool #731521
   5.000%, 07/01/18 ....................................         222,918         227,810
Freddie Mac Pool #738748
   6.500%, 09/01/33 ....................................         102,077         107,430
Freddie Mac Pool #754814
   6.500%, 02/01/34 ....................................          41,284          43,448
Freddie Mac Pool #767411
   6.500%, 01/01/34 ....................................          72,551          76,354
Freddie Mac Pool #775609
   5.500%, 05/01/34 ....................................          99,367         101,313
Freddie Mac Pool #A10777
   5.500%, 07/01/33 ....................................         243,612         248,566
GNMA Pool #553357
   5.000%, 07/15/33 ....................................         405,944         408,294
                                                                            ------------
                                                                               5,138,496
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $6,372,496) ...................................                       6,404,102
                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 14.7%
--------------------------------------------------------------------------------

                                                                FACE          MARKET
                                                               AMOUNT          VALUE
                                                            ------------   -------------
BANKS -- 0.4%
   Bank of America
      4.250%, 10/01/10 .................................       $ 150,000    $    151,055
                                                                            ------------
FINANCIALS -- 5.7%
   Associates Corporation of America
      6.250%, 11/01/08 .................................         141,000         154,748
   Bear Stearns, Ser B, MTN
      1.770%, 01/16/07 .................................          62,000          62,032
   CIT Group
      7.375%, 04/02/07 .................................         257,000         281,484
   CIT Group, MTN
      1.911%, 02/15/07 .................................         145,000         144,979
   Citigroup Global Markets, Ser A, MTN
      1.980%, 12/12/06 .................................          93,000          92,964
   General Electric Capital, MTN
      1.950%, 03/09/07 .................................         155,000         155,199
   Goldman Sachs Group
      4.125%, 01/15/08 .................................         147,000         150,374
   Household Finance
      6.400%, 06/17/08 .................................         190,000         208,050
   Household Finance, MTN
      2.260%, 07/27/07 .................................         153,000         153,231
   Lehman Brothers Holdings
      4.800%, 03/13/14 .................................         230,000         229,111
   Lehman Brothers Holdings, Ser G, MTN
      2.199%, 04/20/07 .................................         153,000         153,018
   Morgan Stanley
      4.250%, 05/15/10 .................................         196,000         198,034
   SLMA, Ser A, MTN
      4.000%, 01/15/09 .................................         222,000         223,228
                                                                            ------------
                                                                               2,206,452
                                                                            ------------

GOVERNMENT AGENCY -- 1.2%
   Fannie Mae
      2.375%, 02/15/07 .................................         155,000         153,312
   Freddie Mac
      2.375%, 02/15/07 .................................         310,000         306,609
                                                                            ------------
                                                                                 459,921
                                                                            ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                                FACE          MARKET
                                                               AMOUNT          VALUE
                                                            ------------   -------------
INDUSTRIALS -- 3.6%
   Alcoa
      4.250%, 08/15/07 .................................       $ 150,000    $    154,233
   Duke Capital
      7.500%, 10/01/09 .................................         190,000         217,081
   General Electric
      5.000%, 02/01/13 .................................         265,000         274,693
   Newmont USA
      8.625%, 05/15/11 .................................         126,000         155,131
   Phelps Dodge
      8.750%, 06/01/11 .................................          90,000         111,242
   Valero Energy
      6.875%, 04/15/12 .................................         137,000         155,930
   Weyerhaeuser
      5.950%, 11/01/08 .................................         280,000         302,976
                                                                            ------------
                                                                               1,371,286
                                                                            ------------
TELECOMMUNICATION SERVICES -- 2.7%
   AT&T Wireless Services
      8.750%, 03/01/31 .................................         115,000         154,390
   BellSouth
      5.200%, 09/15/14 .................................         144,000         146,899
   Motorola
      7.625%, 11/15/10 .................................         200,000         234,500
      7.500%, 05/15/25 .................................         160,000         186,200
   Sprint Capital
      8.750%, 03/15/32 .................................         255,000         334,129
                                                                            ------------
                                                                               1,056,118
                                                                            ------------
TRANSPORTATION -- 0.5%
   Norfolk Southern
      6.750%, 02/15/11 .................................         175,000         197,896
                                                                            ------------
UTILITIES -- 0.6%
   American Electric Power, Ser C
      5.375%, 03/15/10 .................................         215,000         227,692
                                                                            ------------
   TOTAL CORPORATE BONDS
      (Cost $5,600,994) ................................                       5,670,420
                                                                            ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HOME EQUITY LOANS -- 3.6%
--------------------------------------------------------------------------------

                                                                FACE          MARKET
                                                               AMOUNT          VALUE
                                                            ------------   -------------
Bear Stearns Commercial Mortgage Securities,
   Ser 2004-T14, Cl A4 5.200%, 01/12/41 ................       $ 154,913    $    161,160
Chase Funding Mortgage Loan, Ser 2004-2, Cl 2A2
   2.183%, 02/25/34 ....................................         190,000         189,991
Countrywide Certificates, Ser 2004-10, Cl AF2
   3.323%, 10/25/06 ....................................         175,802         174,978
Credit Suisse First Boston Mortgage Trust,
   Ser 2003-CK2, Cl A2 3.861%, 03/15/36 ................         163,413         164,747
First Horizon Asset Backed Securities Trust,
   Ser 2004-HE2, Cl A 2.153%, 02/25/34 .................         158,365         158,081
Residential Asset Mortgage Products,
   Ser 2003-RZ5, Cl A3 3.800%, 07/25/30 ................         151,381         151,628
Residential Asset Mortgage Products,
   Ser 2004-RS5, Cl AI2 3.840%, 06/25/25 ...............         185,372         185,916
Wachovia Bank Commercial Mortgage Trust,
   Ser 2004-C11, Cl A1 3.333%, 01/15/41 ................         124,933         124,767
Wells Fargo Financial Owner Trust,
   Ser 2004-3, Cl B 3.510%, 02/17/12 ...................          80,821          81,052
                                                                            ------------
TOTAL HOME EQUITY LOANS
   (Cost $1,386,812) ...................................                       1,392,320
                                                                            ------------
U.S. TREASURY OBLIGATIONS -- 2.4%

U.S. TREASURY BONDS -- 2.4%
   U.S. Treasury Bond
      7.250%, 08/15/22 .................................         105,000         136,623
      6.875%, 08/15/25 .................................         125,000         158,740
      6.000%, 02/15/26 .................................         550,000         634,799
                                                                            ------------
                                                                                 930,162
                                                                            ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $881,092) ..................................                         930,162
                                                                            ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.2%
--------------------------------------------------------------------------------

                                                                FACE          MARKET
                                                               AMOUNT          VALUE
                                                            ------------   -------------
REPURCHASE AGREEMENT -- 2.2%
   Morgan Stanley Dean Witter 1.500%, dated
      10/29/04, to be repurchased on
      11/01/04, repurchase price $858,189
      (collateralized by U.S. Treasury Bond,
      par value $662,069, 3.880%, 01/15/09;
      with a total market value $875,308) ..............       $ 858,082    $    858,082
                                                                            ------------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $858,082) ..................................                         858,082
                                                                            ------------
   TOTAL INVESTMENTS -- 100.3%
      (Cost $34,818,168) ...............................                      38,745,671
                                                                            ------------
----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
----------------------------------------------------------------------------------------
   Payable for Investment Securities Purchased .........                        (277,042)
   Investment Advisory Fees Payable ....................                          (4,975)
   Administration Fees Payable .........................                          (4,889)
   Trustees' Fee Payable ...............................                          (1,189)
   Other Assets and Liabilities, Net ...................                         157,497
                                                                            ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..................                        (130,598)
                                                                            ------------
   NET ASSETS -- 100.0% ................................                    $ 38,615,073
                                                                            ============
----------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par value)
      based on 3,467,888 outstanding shares of
      beneficial interest ..............................                    $ 35,490,907
   Undistributed net investment income .................                          33,837
   Accumulated net realized loss on investments ........                        (837,174)
   Net unrealized appreciation on investments ..........                       3,927,503
                                                                            ------------
   NET ASSETS ..........................................                    $ 38,615,073
                                                                            ============
   Net Asset Value, Offering and Redemption Price Per Share                       $11.14
                                                                            ============

    *  NON-INCOME PRODUCING SECURITY.
   CL  CLASS
 FHLB  FEDERAL HOME LOAN BANK
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
 GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  MTN  MEDIUM TERM NOTE
  SER  SERIES
 SLMA  STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                                      FOR THE YEAR ENDED
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             SMALL CAP
                                                               VALUE         BALANCED
                                                                FUND           FUND
                                                            ------------   -------------
INVESTMENT INCOME
Dividend Income ........................................    $ 3,729,769    $  517,520
Interest Income ........................................         65,332       569,022
Less: Foreign Taxes Withheld ...........................             --        (2,973)
                                                            -----------    ----------
   TOTAL INVESTMENT INCOME .............................      3,795,101     1,083,569
                                                            -----------    ----------
EXPENSES
Investment Advisory Fees ...............................      2,403,853       283,896
Administration Fees ....................................        360,520        56,780
Trustees' Fees .........................................          8,474         1,527
Transfer Agent Fees ....................................        388,077        95,036
Professional Fees ......................................         40,463         6,615
Printing Fees ..........................................         26,891         4,496
Registration Fees ......................................         18,300        18,178
Custodian Fees .........................................         16,373         7,655
Other Expenses .........................................          2,607         7,171
                                                            -----------    ----------
TOTAL EXPENSES .........................................      3,265,558       481,354
Less:
Waiver of Investment Advisory Fees .....................       (260,223)      (61,186)
                                                            -----------    ----------
TOTAL NET EXPENSES .....................................      3,005,335       420,168
                                                            -----------    ----------
NET INVESTMENT INCOME ..................................        789,766       663,401
                                                            -----------    ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ................     23,949,465       (28,874)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ......................................     12,137,026     3,362,636
                                                            -----------    ----------
NET GAIN ON INVESTMENTS ................................     36,086,491     3,333,762
                                                            -----------    ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................    $36,876,257    $3,997,163
                                                            ===========    ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               YEAR            YEAR
                                                               ENDED           ENDED
                                                            OCTOBER 31,     OCTOBER 31,
                                                               2004            2003
                                                            ------------   -------------
OPERATIONS:
   Net Investment Income (Loss) ........................    $    789,766   $   (194,232)
   Net Realized Gain ...................................      23,949,465      6,468,759
   Net Change in Unrealized Appreciation ...............      12,137,026     57,639,495
                                                            ------------   ------------
   Net Increase in Net Assets Resulting
     from Operations ...................................      36,876,257     63,914,022
                                                            ------------   ------------

DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................      (1,010,974)            --
   Realized Capital Gains ..............................      (6,205,440)    (1,560,439)
                                                            ------------   ------------
   Total Dividends and Distributions ...................      (7,216,414)    (1,560,439)
                                                            ------------   ------------

CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................      61,114,159     49,199,732
   In Lieu of Cash Distributions .......................       6,414,515      1,416,000
   Redeemed ............................................     (76,935,805)   (52,965,582)
                                                            ------------   ------------
   Net Decrease in Net Assets from
     Capital Share Transactions ........................      (9,407,131)    (2,349,850)
                                                            ------------   ------------
     Total Increase in Net Assets ......................      20,252,712     60,003,733

NET ASSETS:
   Beginning of Year ...................................     227,701,505    167,697,772
                                                            ------------   ------------
   End of Year (Includes Undistributed Net Investment
     Income of $0 and $0, respectively) ................    $247,954,217   $227,701,505
                                                            ============   ============

SHARE TRANSACTIONS:
   Issued ..............................................       3,486,150      3,719,000
   In Lieu of Cash Distributions .......................         395,129        118,617
   Redeemed ............................................      (4,435,383)    (4,024,579)
                                                            ------------   ------------
NET DECREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ...........................        (554,104)      (186,962)
                                                            ============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               YEAR            YEAR
                                                               ENDED           ENDED
                                                            OCTOBER 31,     OCTOBER 31,
                                                               2004            2003
                                                            ------------   -------------
OPERATIONS:
   Net Investment Income ...............................    $   663,401    $   672,561
   Net Realized Loss ...................................        (28,874)      (416,391)
   Net Change in Unrealized Appreciation ...............      3,362,636      4,407,858
                                                            -----------    -----------
   Net Increase in Net Assets Resulting
     from Operations ...................................      3,997,163      4,664,028
                                                            -----------    -----------

DIVIDENDS:
   Net Investment Income ...............................       (697,584)      (665,631)
                                                            -----------    -----------
   Total Dividends .....................................       (697,584)      (665,631)
                                                            -----------    -----------

CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................      2,729,033      5,286,737
   In Lieu of Cash Distributions .......................        679,151        645,902
   Redeemed ............................................     (4,560,519)    (6,154,250)
                                                            -----------    -----------
   Net Decrease in Net Assets from
     Capital Share Transactions ........................     (1,152,335)      (221,611)
                                                            -----------    -----------
     Total Increase in Net Assets ......................      2,147,244      3,776,786


NET ASSETS:
   Beginning of Year ...................................     36,467,829     32,691,043
                                                            -----------    -----------
   End of Year (Includes Undistributed Net Investment
     Income of $33,837 and $19,487, respectively) ......    $38,615,073    $36,467,829
                                                            ===========    ===========

SHARE TRANSACTIONS:
   Issued ..............................................        255,049        562,816
   In Lieu of Cash Distributions .......................         63,462         68,513
   Redeemed ............................................       (426,925)      (645,285)
                                                            -----------    -----------
NET DECREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ...........................       (108,414)       (13,956)
                                                            ===========    ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                      YEARS ENDED OCTOBER 31,
                                                      --------------------------------------------------------
                                                        2004        2003        2002       2001(1)      2000
                                                      --------    --------    --------    --------    --------
   Net Asset Value,
     Beginning of Year ...........................    $  16.17    $  11.75    $  14.00    $  14.65    $ 12.88
                                                      --------    --------    --------    --------    -------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income (Loss) ..................        0.07       (0.01)      (0.01)       0.09       0.06
   Net Realized and
     Unrealized Gain (Loss) ......................        2.61        4.54       (1.30)       0.85       2.16
                                                      --------    --------    --------    --------    -------
   Total from Investment
     Operations ..................................        2.68        4.53       (1.31)       0.94       2.22
                                                      --------    --------    --------    --------    -------
Dividends and Distributions:
   Net Investment Income .........................       (0.07)         --          --       (0.08)     (0.07)
   Net Realized Capital Gains ....................       (0.45)      (0.11)      (0.94)      (1.51)     (0.38)
                                                      --------    --------    --------    --------    -------
     Total Dividends and Distributions ...........       (0.52)      (0.11)      (0.94)      (1.59)     (0.45)
                                                      --------    --------    --------    --------    -------
   Net Asset Value,
     End of Year .................................    $  18.33    $  16.17    $  11.75    $  14.00    $ 14.65
                                                      ========    ========    ========    ========    =======
TOTAL RETURN+ ....................................       17.03%      38.88%     (10.34)%      6.70%     17.77%
                                                      ========    ========    ========    ========    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (000) ....................    $247,954    $227,702    $167,698    $110,022    $60,918
Ratio of Expenses to
   Average Net Assets ............................        1.25%       1.25%       1.25%       1.25%      1.26%
Ratio of Expenses to Average
   Net Assets (without waivers) ..................        1.36%       1.35%       1.31%       1.37%      1.26%
Ratio of Net Investment
   Income (Loss) to Average Net Assets                    0.33%      (0.10)%     (0.07)%      0.33%      0.42%
Portfolio Turnover Rate ..........................          41%         46%         24%         62%        98%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL SMALL CAP VALUE FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL SMALL CAP VALUE FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                      YEARS ENDED OCTOBER 31,
                                                      --------------------------------------------------------
                                                        2004        2003        2002      2001(1)       2000
                                                      --------    --------    --------    --------    --------
   Net Asset Value,
     Beginning of Year ...........................     $ 10.20     $  9.11     $ 10.02     $ 11.24    $ 12.13
                                                       -------     -------     -------     -------    -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income .........................        0.20        0.18        0.23        0.25       0.33
   Net Realized and
     Unrealized Gain (Loss) ......................        0.94        1.09       (0.89)      (0.96)      0.21
                                                       -------     -------     -------     -------    -------
   Total from Investment Operations ..............        1.14        1.27       (0.66)      (0.71)      0.54
                                                       -------     -------     -------     -------    -------
Dividends and Distributions:
   Net Investment Income .........................       (0.20)      (0.18)      (0.23)      (0.27)     (0.35)
   Net Realized Capital Gains ....................          --          --       (0.02)      (0.24)     (1.08)
                                                       -------     -------     -------     -------    -------
     Total Dividends and Distributions ...........       (0.20)      (0.18)      (0.25)      (0.51)     (1.43)
                                                       -------     -------     -------     -------    -------
   Net Asset Value, End of Year ..................     $ 11.14     $ 10.20     $  9.11     $ 10.02    $ 11.24
                                                       =======     =======     =======     =======    =======
TOTAL RETURN+ ....................................       11.24%      14.17%      (6.71)%     (6.60)%     5.28%
                                                       =======     =======     =======     =======    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (000) ....................     $38,615     $36,468     $32,691     $42,651    $49,503
Ratio of Expenses to
   Average Net Assets ............................        1.11%       1.11%       1.02%       1.11%      1.12%
Ratio of Expenses to
   Average Net Assets
   (without waivers) .............................        1.27%       1.21%       1.02%       1.27%      1.12%
Ratio of Net Investment
   Income to Average Net Assets                           1.75%       1.97%       2.21%       2.30%      2.88%
Portfolio Turnover Rate ..........................          89%         82%        125%(2)      86%       121%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ THE PORTFOLIO TURNOVER RATE WAS HIGHER THAN NORMALLY ANTICIPATED DUE TO
    INCREASED SHAREHOLDER ACTIVITY WITHIN THE FUND.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL BALANCED FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL BALANCED FUND.
(2) (UNAUDITED) THE TURNOVER IN THE BALANCED FUND ROSE DURING THE LAST SIX MONTHS PRIMARILY DUE TO THE ACTIVE NATURE OF THE FIXED INCOME MANAGEMENT. IN 2002, THE CREDIT MARKETS WERE EXTREMELY VOLATILE DUE TO THE NEGATIVE PUBLICITY ASSOCIATED WITH CORPORATE ACCOUNTING SCANDALS. DURING THIS VOLATILE PERIOD, WE BELIEVED THAT IT WAS VERY IMPORTANT TO PURGE ANY NAMES FROM OUR PORTFOLIOS THAT COULD BE POSSIBLY TAINTED BY ANY NEGATIVE PUBLICITY.

    IN ADDITION WE HAVE BEEN IN THE PROCESS OF SHIFTING OUR YIELD CURVE POSITION FROM A BULLET STRUCTURE TO MORE OF A BARBELL. THIS STRATEGY WILL BE GRADUALLY IMPLEMENTED BUT ALSO INVOLVES INCREASED ACTIVITY IN THE ACCOUNT. WE BELIEVE THAT THE YIELD CURVE WILL FLATTEN IN 2003 AND WE ARE WORKING TO POSITION THE FUND TO TAKE ADVANTAGE OF THIS MOVE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the Sterling Capital Small Cap Value Fund and the Sterling Capital Balanced Fund (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2004
--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co., (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2004
--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

      0.150% on the first $250 million in Fund average daily net assets 0.125% on the next $250 million in Fund average daily net assets 0.100% on all Fund average daily net assets over $500 million

The Funds are subject to a minimum annual administration fee of $250,000, allocated by each Funds' average daily net assets. There is also a minimum annual administration fee of $100,000 per additional fund and $20,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Sterling Capital Management, LLC (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Small Cap Value Fund's average daily net assets and 0.75% of the Balanced Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Funds' total operating expenses to a maximum of 1.25% and 1.11% of average daily net assets of the Small Cap Value and Balanced Funds, respectively. The Adviser, at its sole discretion, reserves the right to terminate this arrangement at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended October 31, 2004, are as follows:

                                               SMALL CAP        BALANCED
                                               VALUE FUND         FUND
                                              ------------    -----------
      Purchases
        U.S. Government ...................   $         --    $19,372,365
        Other .............................     95,545,187     13,399,903
      Sales
        U.S. Government ...................             --     19,515,207
      Other ...............................    111,065,997     16,080,416

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2004
--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Funds intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for pay downs and a distribution reclass.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2004:

                                                  UNDISTRIBUTED     ACCUMULATED
                                                  NET INVESTMENT     REALIZED
                                                      INCOME           LOSS
                                                  --------------    ----------
      Small Cap Value Fund .................         $221,208       $(221,208)
      Balanced Fund ........................           48,533         (48,533)

The tax character of dividends and distributions paid during the last two years were as follows:

                                    ORDINARY      LONG-TERM
                                     INCOME      CAPITAL GAIN      TOTAL
                                   -----------   ------------   ------------

      Small Cap Value Fund
           2004 ................    $7,216,414     $       --     $7,216,414
           2003 ................            --      1,560,439      1,560,439
      Balanced Fund
           2004 ................       697,584             --        697,584
           2003 ................       665,631             --        665,631

NOTES TO FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2004

--------------------------------------------------------------------------------
As of October 31, 2004, the components of Distributable Earnings were as follows:

                                                   SMALL CAP       BALANCED
                                                   VALUE FUND        FUND
                                                  -----------     ----------
      Undistributed Ordinary Income ..........    $ 3,794,478     $   33,835
      Undistributed Long-Term
        Capital Gains ........................     19,730,682             --
      Capital Loss Carryforwards .............             --       (744,187)
      Unrealized Appreciation ................     33,242,376      3,834,518
                                                  -----------     ----------
      Total Distributable Earnings ...........    $56,767,536     $3,124,166
                                                  ===========     ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that can be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                              TOTAL CAPITAL
                               EXPIRES    EXPIRES   EXPIRES  LOSS CARRYOVER
                                2012       2011      2010       10/31/04
                              --------   --------  --------  --------------
      Balanced Fund ........  $221,037   $410,697  $112,453     $744,187

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Funds at October 31, 2004, were as follows:

                                         AGGREGATE GROSS   AGGREGATE GROSS
                             FEDERAL       UNREALIZED        UNREALIZED      NET UNREALIZED
                             TAX COST     APPRECIATION      DEPRECIATION      APPRECIATION
                           ------------  ---------------   ---------------   --------------
      Small Cap Value
        Fund ............  $211,761,420    $43,501,708      $(10,259,332)     $33,242,376
      Balanced Fund .....    34,911,153      4,964,839        (1,130,321)       3,834,518

8. OTHER:

At October 31, 2004, 14% of total shares outstanding were held by one shareholder of the Small Cap Value Fund and 82% of total shares outstanding were held by one shareholder of the Balanced Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of Sterling Capital Funds Small Cap Value and Balanced Funds of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Sterling Capital Funds Small Cap Value and Balanced Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001. The financial highlights for the year-ended October 31, 2000, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 20, 2000.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sterling Capital Funds Small Cap Value and Balanced Funds of The Advisors' Inner Circle Fund as of October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-450-3722. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                    TERM OF                                      IN THE ADVISORS'
                     POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
 NAME, ADDRESS,(1)   HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
        AGE          THE TRUST   TIME SERVED(2)       DURING PAST 5 YEARS             MEMBER             HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY       Trustee      (Since 1993)   Vice Chairman of Ameritrust            43           Trustee of The Advisors' Inner
77 yrs. old                                      Texas N.A., 1989-1992, and                          Circle Fund II, The MDL Funds,
                                                 MTrust Corp., 1985-1989.                            and The Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON  Trustee      (Since 1993)   Pennsylvania State University,         43           Member and Treasurer, Board of
87 yrs. old                                      Senior Vice President,                              Trustees of Grove City
                                                 Treasurer (Emeritus);                               College. Trustee of The
                                                 Financial and Investment                            Advisors' Inner Circle Fund
                                                 Consultant, Professor of                            II, The MDL Funds, and The
                                                 Transportation since 1984;                          Expedition Funds.
                                                 Vice President-Investments,
                                                 Treasurer, Senior Vice
                                                 President (Emeritus),
                                                 1982-1984. Director,
                                                 Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS     Trustee      (Since 1993)   Private investor from 1987 to          43           Trustee of The Advisors' Inner
75 yrs. old                                      present. Vice President and                         Circle Fund II, The MDL Funds,
                                                 Chief Financial Officer,                            and The Expedition Funds.
                                                 Western Company of North
                                                 America (petroleum service
                                                 company), 1980-1986. President
                                                 of Gene Peters and Associates
                                                 (import company), 1978-1980.
                                                 President and Chief Executive
                                                 Officer of Jos. Schlitz
                                                 Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY      Trustee      (Since 1994)   Attorney, solo practitioner            43           Trustee of The Advisors' Inner
73 yrs. old                                      since 1994. Partner, Dechert                        Circle Fund II, The MDL Funds,
                                                 (law firm), September 1987-                         The Expedition Funds, State
                                                 December 1993.                                      Street Research Funds,
                                                                                                     Massachusetts Health,
                                                                                                     Education Tax-Exempt Trust,
                                                                                                     SEI Asset Allocation Trust,
                                                                                                     SEI Daily Income Trust, SEI
                                                                                                     Index Funds, SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust and SEI Tax Exempt
                                                                                                     Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      30-31

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                    TERM OF                                      IN THE ADVISORS'
                     POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
 NAME, ADDRESS,(1)   HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
        AGE          THE TRUST   TIME SERVED(2)       DURING PAST 5 YEARS             MEMBER            HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J.            Trustee     (Since 1999)    Chief Executive Officer,               43           Trustee, State Street
SULLIVAN, JR.                                    Newfound Consultants, Inc.                          Navigator Securities Lending
62 yrs. old                                      since April 1997. General                           Trust, since 1995. Trustee of
                                                 Partner, Teton Partners, L.P.,                      The Advisors' Inner Circle
                                                 June 1991-December 1996;                            Fund II, The MDL Funds, The
                                                 Chief Financial Officer, Nobel                      Expedition Funds, SEI Asset
                                                 Partners, L.P., March                               Allocation Trust, SEI Daily
                                                 1991-December 1996; Treasurer                       Income Trust, SEI Index Funds,
                                                 and Clerk, Peak Asset                               SEI Institutional
                                                 Management, Inc., since 1991.                       International Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, SEI Absolute
                                                                                                     Return Master Fund, L.P., SEI
                                                                                                     Opportunity Master Fund, L.P.,
                                                                                                     SEI Absolute Return Fund, L.P.
                                                                                                     and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER      Chairman   (Since 1991)    Currently performs various             43           Trustee of The Advisors' Inner
58 yrs. old            of the                    services on behalf of SEI                           Circle Fund II, Bishop Street
                      Board of                   Investments for which Mr.                           Funds, The Expedition Funds,
                      Trustees                   Nesher is compensated.                              The MDL Funds, SEI Asset
                                                 Executive Vice President of                         Allocation Trust, SEI Daily
                                                 SEI Investments, 1986-1994.                         Income Trust, SEI Index Funds,
                                                 Director and Executive Vice                         SEI Institutional
                                                 President of the Administrator                      International Trust, SEI
                                                 and the Distributor, 1981-1994.                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, SEI Opportunity Master
                                                                                                     Fund, L.P., SEI Opportunity
                                                                                                     Fund, L.P., SEI Absolute
                                                                                                     Return Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Global Master Fund, PLC,
                                                                                                     SEI Global Assets Fund, PLC,
                                                                                                     SEI Global Investments Fund,
                                                                                                     PLC and SEI Investments
                                                                                                     Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      32-33

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                    TERM OF                                     IN THE ADVISORS'
                     POSITION(S)   OFFICE AND                                    INNER CIRCLE FUND
NAME, ADDRESS,(1)    HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
      AGE            THE TRUST   TIME SERVED(2)       DURING PAST 5 YEARS         MEMBER/OFFICER     HELD BY BOARD MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
WILLIAM M. DORAN       Trustee    (Since 1992)   Self-employed consultant since         43           Director of SEI Investments
1701 Market Street                               2003. Partner, Morgan, Lewis &                      Company and SEI Investments
Philadelphia,                                    Bockius LLP (law firm),                             Distribution Co., Trustee of
PA 19103.                                        counsel to the Trust, SEI                           The Advisors' Inner Circle
64 yrs. old                                      Investments, the Administrator                      Fund II, The MDL Funds, The
                                                 and the Distributor from                            Expedition Funds, SEI Asset
                                                 1976-2003. Director of                              Allocation Trust, SEI Daily
                                                 Distributor since 2003.                             Income Trust, SEI Index Funds,
                                                 Director of SEI Investments                         SEI Institutional
                                                 1974 to 2003; Secretary of SEI                      International Trust, SEI
                                                 Investments since 1978.                             Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust and SEI Tax Exempt
                                                                                                     Trust.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA    President   (Since 2003)   Senior Operations Officer,            N/A                        N/A
42 yrs. old                                      SEI Funds Accounting and
                                                 Administration since 1996.
                                                 Assistant Chief Accountant for
                                                 the U.S. Securities and
                                                 Exchange Commission from
                                                 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN         Controller   (Since 2004)   Director, SEI Investments,            N/A                        N/A
40 yrs. old          and Chief                   Fund Accounting and
                     Financial                   Administration since June
                      Officer                    2001. From March 2000 to 2001,
                                                 Vice President of Funds
                                                 Administration for J.P. Morgan
                                                 Chase & Co. From 1997 to 2000,
                                                 Vice President of Pension and
                                                 Mutual Fund Accounting for
                                                 Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI      Chief     (Since 2004)   Vice President and Assistant          N/A                        N/A
36 yrs. old          Compliance                  Secretary of SEI Investments
                       Officer                   Global Funds Services and SEI
                                                 Investments Distribution Co.
                                                 from 2000-2004; Vice
                                                 President, Merrill Lynch & Co.
                                                 Asset Management Group from
                                                 1998-2000; Associate at Pepper
                                                 Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      34-35

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                    TERM OF                                      IN THE ADVISORS'
                     POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH     LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY             OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST   TIME SERVED         DURING PAST 5 YEARS            OFFICER                 HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE            Vice      (Since 2004)   Employed by SEI Investments            N/A                         N/A
36 yrs. old          President                   Company since 2004. Vice
                        and                      President, Deutsche Asset
                     Secretary                   Management from 2003-2004.
                                                 Associate Morgan, Lewis &
                                                 Bockius LLP from 2000-2003.
                                                 Counsel, Assistant Vice
                                                 President, ING Variable
                                                 Annuities Group from
                                                 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO        Vice      (Since 2000)   General Counsel, Vice                  N/A                         N/A
36 yrs. old          President                   President and Secretary of
                        and                      SEI Investments Global
                     Assistant                   Funds Services since 1999;
                     Secretary                   Associate, Dechert (law firm)
                                                 from 1997-1999; Associate,
                                                 Richter, Miller & Finn (law
                                                 firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA             Vice      (Since 2002)   Middle Office Compliance               N/A                         N/A
41 yrs. old          President                   Officer at SEI Investments
                        and                      since 2000; Supervising
                     Assistant                   Examiner at Federal Reserve
                     Secretary                   Bank of Philadelphia from
                                                 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.               Vice      (Since 2004)   Employed by SEI Investments            N/A                         N/A
MASTERSON            President                   Company since 2004. General
40 yrs. old             and                      Counsel, CITCO Mutual Fund
                     Assistant                   Services from 2003-2004. Vice
                     Secretary                   President & Associate Counsel,
                                                 Oppenheimer Funds from
                                                 2001-2003 and Vice President
                                                 & Assistant Counsel from
                                                 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.


                                      36-37

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
                                   BEGINNING    ENDING                EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED   PAID
                                     VALUE       VALUE      EXPENSE    DURING
                                    4/30/04    10/31/04      RATIOS    PERIOD*
--------------------------------------------------------------------------------
STERLING CAPITAL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                 $1,000.00   $1,045.60      1.25%    $6.43
HYPOTHETICAL 5% RETURN              1,000.00    1,018.85      1.25      6.34
--------------------------------------------------------------------------------
STERLING CAPITAL BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                 $1,000.00   $1,059.80      1.11%    $5.75
HYPOTHETICAL 5% RETURN              1,000.00    1,019.56      1.11      5.63
--------------------------------------------------------------------------------
*Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                           THE STERLING CAPITAL FUNDS
                                   (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2004, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, each Fund is designating the following items with regard to distributions paid during the year.

                                   LONG LONG
                                  (15% RATE)       ORDINARY                                                    QUALIFYING
                                 CAPITAL GAIN       INCOME       TAX-EXEMPT       TOTAL        QUALIFYING       DIVIDEND
FUND                             DISTRIBUTIONS   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DIVIDENDS(1)      INCOME(2)
---------                        -------------   -------------   ----------   -------------   -------------    ----------
Sterling Capital Small Cap
  Value Fund ....................   0.00%           100.00%        0.00%         100.00%          5.60%          21.81%
Sterling Capital Balanced
  Fund ..........................   0.00%           100.00%        0.00%         100.00%         71.17%          69.64%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF
    RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                     NOTES

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-450-3722

                                    ADVISER:
                        Sterling Capital Management, LLC
                              Two Morrocroft Centre
                           4064 Colony Road, Suite 300
                               Charlotte, NC 28211

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Funds described.


SCM-AR-001-0400

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.